INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Current:
Federal
State	26,000
Foreign
Total Current	26,000
Deferred:
Federal	76,000	(2,245,000)
State	(217,000)	(374,000)
Foreign
Total Deferred:	(141,269)	(2,618,723)
Provision (Benefit) for income taxes	$ (115,092)	$ (2,618,723)